Biological assets (Details) - Schedule of biological assets - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	R$ 245,074	R$ 140,997
Current	210,489	115,553
Noncurrent	34,585	25,444
Food Cattle [Member]
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	11,727	9,307
Production Cattle [Member]
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	34,585	25,444
Grain Plantation [Member]
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	64,554	20,749
Cotton Plantation [Member]
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	13,862	13,724
Sugarcane Plantation [Member]
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	R$ 120,346	R$ 72,043